UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                               Form 13F

                          Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  09/30/11

Check here if Amendment (   ); Amendment Number: __________
This Amendment(check only one):(    ) is a restatement.
                               (    ) adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Dynamis Advisors, LLC
Address:  919 East Main Street, Suite 1600
          Richmond, VA  23219

Form 13F File Number:  028-11559

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:          John H. Bocock
Title:         Member
Phone:         (804) 643-1100

Signature, Place, and Date of Signing:

s/ John H. Bocock     Richmond, VA     	October 14, 2011
(Signature)          (City, State)      (Date)


Report Type (Check only one.):

( X )	13F HOLDINGS REPORT.(Check here if all holdings of this
 	reporting manager are reported in this report.)

(   )	13F NOTICE.  (Check here if no holdings reported are
	in this report, and all holdings are reported by other reporting manager(s).)

(   ) 	13F COMBINATION REPORT.  (Check here if a portion of
	the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
(If there are no entries in this list, omit this section.)

	Form 13F File Number	Name

28-_________________	__________________________
(Repeat as necessary.)




Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  	  0

Form 13F Information Table Entry Total:	  26

Form 13F Information Table Value Total:	 $74,433
                                        (thousands)

List of Other Included Managers:	NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

(If there are no entries in this list, state NONE and omit the column headings and list entries.)

	No.		Form 13F File Number	Name

	____		28-______________		       ____

	(Repeat as necessary.)


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                                                                  FORM 13F INFORMATION TABLE


                                                               Value   Shares orSh/Put/Invstm Other  Voting Authority
Name of Issuer                     Title of Class     Cusip   (x1000)   Prn Amt PrnCallDscretManagers    Sole SharedNone

BABCOCK & WILCOX CO (THE)                COM        05615F102    1,922   98,290 SH      Sole           98,290      0   0
BRIGHAM EXPLORATION CO                   COM        109178103    2,797  110,700 SH      Sole          110,700      0   0
CAMERON INTERNATIONAL CORP               COM        13342B105    2,696   64,900 SH      Sole           64,900      0   0
CHESAPEAKE ENERGY CORP                   COM        165167107    9,380  367,127 SH      Sole          367,127      0   0
CHESAPEAKE ENERGY CORP                   COM        165167107    6,441  252,100 SH PUT  Sole          252,100      0   0
GULF ISLAND FABRICATION INC              COM        402307102      527   25,500 SH      Sole           25,500      0   0
HALLIBURTON COMPANY                      COM        406216101    3,052  100,000 SH      Sole          100,000      0   0
KEY ENERGY SERVICES INC                  COM        492914106      949  100,013 SH      Sole          100,013      0   0
MCDERMOTT INTL                           COM        580037109    5,787  537,783 SH      Sole          537,783      0   0
MILLER ENERGY RES INC                    COM        600527105    2,046  775,045 SH      Sole          775,045      0   0
NEWFIELD EXPLORATION CO.                 COM        651290108    2,354   59,312 SH      Sole           59,312      0   0
NORTHERN OIL AND GAS, INC.               COM        665531109      776   40,000 SH      Sole           40,000      0   0
NORTHERN OIL AND GAS, INC.               COM        665531109      970   50,000 SH CALL Sole           50,000      0   0
PATTERSON-UTI ENERGY, INC. ORD           COM        703481101    1,581   91,200 SH      Sole           91,200      0   0
PEABODY ENERGY CORP                      COM        704549104      305    9,000 SH      Sole            9,000      0   0
RANGE RESOURCES CORP                     COM        75281A109    2,825   48,330 SH      Sole           48,330      0   0
SANDRIDGE ENERGY, INC.                   COM        80007P307    6,397 1,150,500SH      Sole         1,150,500     0   0
SANDRIDGE ENERGY, INC.                   COM        80007P307    2,780  500,000 SH PUT  Sole          500,000      0   0
SWIFT ENERGY COMPANY                     COM        870738101    2,121   87,129 SH      Sole           87,129      0   0
3 D SYSTEMS CORP (NEW)                 COM NEW      88554D205    1,861  133,000 SH      Sole          133,000      0   0
ULTRA PETROLEUM CORP                     COM        903914109    5,269  190,084 SH      Sole          190,084      0   0
UR-ENERGY INC.                           COM        91688R108       39   43,732 SH      Sole           43,732      0   0
WALTER ENERGY INC.                       COM        93317Q105    3,001   50,000 SH CALL Sole           50,000      0   0
WEATHERFORD INTERNATIONAL LTD          REG SHS      H27013103    1,954  160,000 SH      Sole          160,000      0   0
NOBLE CORPORATION (CH)                NAMEN AKT     H5833N103    5,286  180,102 SH      Sole          180,102      0   0
TRANSOCEAN LTD.                        REG SHS      H8817H100    1,317   27,595 SH      Sole           27,595      0   0

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